                                   SUPPLEMENT
                            DATED SEPTEMBER 2, 2005
             TO THE HARTFORD MUTUAL FUNDS CLASS Y SHARES PROSPECTUS
               DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 1, 2005)

The Prospectus is revised as follows:

1. CHANGES IN INVESTMENT POLICY TO THE HARTFORD INTERNATIONAL SMALL COMPANY FUND AND THE HARTFORD SELECT MIDCAP VALUE FUND

     A. THE HARTFORD INTERNATIONAL SMALL COMPANY FUND

     As of December 1, 2005, under the heading "The Hartford International Small Company Fund -- Principal Investment Strategy" on page 70 of the Prospectus, the first sentence of the first paragraph shall be deleted and replaced with the following:

       Under normal circumstances, the fund invests at least 80% of its assets in equity securities of foreign issuers, including non-dollar securities, of small capitalization companies. The fund defines small capitalization companies as companies with a market capitalization within the range of the S&P/ Citigroup Extended Market Euro-Pacific Index.

     B. THE HARTFORD SELECT MIDCAP VALUE FUND

     As of December 1, 2005, under the heading "The Hartford Select MidCap Value Fund -- Principal Investment Strategy" on page 84 of the Prospectus, the third sentence of the first paragraph shall be deleted and replaced with the following:

       The fund defines mid-capitalization companies as companies with a market capitalization no lower than the lowest market capitalization of companies in the Russell Midcap Index and no higher than three times the weighted average market capitalization of companies in the Russell Midcap Index.

--------------------------------------------------------------------------------

2.  FEE WAIVERS AND EXPENSE CAPS

     At the most recent Board of Directors meeting held on August 2-3, 2005, Hartford Investment Financial Services, LLC, the funds' investment manager, voluntarily agreed to waive a portion of its management fees with respect to certain funds as well as to reduce the management fee for The Hartford Advisers Fund. Accordingly, the following changes for the noted funds are being made to the Prospectus:

     A. THE HARTFORD ADVISERS FUND

       Effective November 1, 2005, under the heading "The Hartford Advisers Fund, Your Expenses", on page 6 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense example, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                              CLASS Y
SHAREHOLDER FEES (fees paid directly from your investment)
  Maximum sales charge (load) as a percentage of offering
     price                                                      None
  Maximum deferred sales charge (load)                          None
  Exchange fees                                                 None
ANNUAL OPERATING EXPENSES (expenses that are deducted from
  the fund's assets)
  Management fees(1)                                           0.61%
  Distribution and service (12b-1) fees                         None
  Other expenses                                               0.10%
  Total annual operating expenses(1)                           0.71%

(1) Effective November 1, 2005, HIFSCO has reduced its management fee from 0.64% to 0.61%. In addition, effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.56% and the total annual operating expenses you would pay if you buy and hold Class Y shares of the fund is 0.66%.

EXAMPLE. This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Because no sales charges apply to the Class Y shares, you would have the same expenses whether or not you redeemed your shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

EXPENSES (WITH OR WITHOUT REDEMPTION)                         CLASS Y
Year 1                                                         $ 73
Year 3                                                         $227
Year 5                                                         $395
Year 10                                                        $883

     B. THE HARTFORD EQUITY INCOME FUND

     As of August 29, 2005, under the heading "The Hartford Equity Income Fund, Your Expenses", on page 20 of the Prospectus, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(1) Currently, HIFSCO has voluntarily agreed to waive management fees until October 31, 2005. While such waiver is in effect, the total annual operating expenses you would pay if you buy and hold Class Y shares of the fund is 0.11%. Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.50% and the total annual operating expenses you would pay if you buy and hold Class Y shares of the fund is 0.61%.

     C. THE HARTFORD FOCUS FUND

     As of November 1, 2005, under the heading "The Hartford Focus Fund, Your Expenses", on page 26 of the Prospectus, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(1) HIFSCO has voluntarily agreed through October 31, 2006 to limit the total operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.10%.

     As of November 1, 2005, under the heading "The Hartford Focus Fund, Your Expenses", on page 26 of the Prospectus, footnote 2 is added below the Shareholder Fees and Annual Operating Expenses table and footnote anchors are added to the line items for "Management fees" and "Total annual operating expenses" in the table.

(2) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.90% and the total annual operating expenses you would pay if you buy and hold Class Y shares of the fund is 1.01%.

     D. THE HARTFORD GLOBAL COMMUNICATIONS FUND

     As of September 1, 2005, under the heading "The Hartford Global Communications Fund, Your Expenses", on page 30 of the Prospectus, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(1) HIFSCO has voluntarily agreed through October 31, 2006 to limit the total operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.75%.

     As of September 1, 2005, under the heading "The Hartford Global Communications Fund, Your Expenses", on page 30, footnote 2 is added below the Shareholder Fees and Annual Operating Expenses table and footnote anchors are added to the line items for "Management fees" and "Total annual operating expenses" in the table.

(2) Effective September 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.55%. This management fee waiver may be discontinued at any time.

     E. THE HARTFORD GLOBAL FINANCIAL SERVICES FUND

     As of September 1, 2005, under the heading "The Hartford Global Financial Services Fund, Your Expenses", on page 34 of the Prospectus, footnote 1 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

(1) HIFSCO has voluntarily agreed through October 31, 2006 to limit the total operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.75%.

     As of September 1, 2005, under the heading "The Hartford Global Financial Services Fund, Your Expenses", on page 34, footnote 2 is added below the Shareholder Fees and Annual Operating Expenses table and footnote anchors are added to the line items for "Management fees" and "Total annual operating expenses" in the table.

(2) Effective September 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.55%. This management fee waiver may be discontinued at any time.

     F. THE HARTFORD HIGH YIELD FUND

     As of November 1, 2005, under the heading "The Hartford High Yield Fund, Your Expenses", on page 55 of the Prospectus, footnote 1 to the expense table is deleted and replaced with the following:

(1) HIFSCO has voluntarily agreed through October 31, 2006 to limit the total operating expenses of the Class Y shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 0.80%.

     As of November 1, 2005, under the heading "The Hartford High Yield Fund, Your Expenses", on page 55 of the Prospectus, footnote 3 is added below the Shareholder Fees and Annual Operating Expenses table and footnote anchors are added to the line items for "Management fees" and "Total annual operating expenses" in the table.

(3) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.60% and the total annual operating expenses you would pay if you buy and hold Class Y shares of the fund, is 0.69%.

     G. THE HARTFORD STOCK FUND

     As of November 1, 2005, under the heading "The Hartford Stock Fund, Your Expenses", on page 98 of the Prospectus, footnote 1 is added below the Shareholder Fees and Annual Operating Expenses table and footnote anchors are added to the line items for "Management fees" and "Total annual operating expenses" in the table.

(1) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.66% and the total annual operating expenses you would pay if you buy and hold Class Y shares of the fund is 0.75%.

--------------------------------------------------------------------------------

3. MANAGEMENT FEE WAIVERS AND ADDITIONAL BREAKPOINTS FOR CERTAIN FUNDS SUB-ADVISED BY HARTFORD INVESTMENT MANAGEMENT COMPANY AND FOR THE HARTFORD ASSET ALLOCATION FUNDS

     i) As of November 1, 2005, breakpoints have been added to the management fee schedules for TAX-FREE NATIONAL FUND, U.S. GOVERNMENT SECURITIES FUND, HIGH YIELD FUND, TAX-FREE MINNESOTA FUND, FLOATING RATE FUND, TOTAL RETURN BOND FUND, INCOME FUND, INFLATION PLUS FUND, SHORT DURATION FUND, TAX-FREE CALIFORNIA FUND, TAX-FREE NEW YORK FUND, MONEY MARKET FUND, AGGRESSIVE GROWTH ALLOCATION FUND, GROWTH ALLOCATION FUND, BALANCED ALLOCATION FUND, CONSERVATIVE ALLOCATION FUND AND INCOME ALLOCATION FUND. Accordingly, effective November 1, 2005, the fee schedules for each of the funds listed on pages 133 and 134 of the Prospectus, under the heading "Management Fees", are deleted and replaced with the following:

CAPITAL APPRECIATION II FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $250 Million                                               1.00%
Next $250 Million                                                0.95%
Next $500 Million                                                0.90%
Amount over $1 Billion                                           0.85%

FOCUS FUND(1), GLOBAL COMMUNICATIONS FUND(2), GLOBAL FINANCIAL SERVICES FUND(3), GLOBAL HEALTH FUND, GLOBAL TECHNOLOGY FUND AND SELECT MIDCAP VALUE FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               1.00%
Next $500 Million                                                0.95%
Amount over $1 Billion                                           0.90%

(1) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.90%.

(2) Effective September 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.55%. This management fee waiver may be discontinued at any time.

(3) Effective September 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees. While such waiver is in effect, the management fee is 0.55%. This management fee waiver may be discontinued at any time.

INTERNATIONAL CAPITAL APPRECIATION FUND AND INTERNATIONAL SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               1.00%
Next $500 Million                                                0.90%
Amount over $1 Billion                                           0.85%

GROWTH FUND, GROWTH OPPORTUNITIES FUND, SMALLCAP GROWTH FUND AND VALUE OPPORTUNITIES FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $100 Million                                               1.00%
Next $150 Million                                                0.80%
Amount over $250 Million                                         0.70%

SELECT MIDCAP GROWTH FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.90%
Next $500 Million                                                0.85%
Amount over $1 Billion                                           0.80%

GLOBAL LEADERS FUND, INTERNATIONAL OPPORTUNITIES FUND, MIDCAP FUND, MIDCAP VALUE FUND AND SMALL COMPANY FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.85%
Next $500 Million                                                0.75%
Amount over $1 Billion                                           0.70%

TAX-FREE NATIONAL FUND AND U.S. GOVERNMENT SECURITIES FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $50 Million                                                0.80%
Next $4.95 Billion                                               0.70%
Next $5 Billion                                                  0.68%
Amount over $10 Billion                                          0.67%

CAPITAL APPRECIATION FUND, DISCIPLINED EQUITY FUND, EQUITY INCOME FUND(4), STOCK FUND(5) AND VALUE FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.80%
Next $500 Million                                                0.70%
Amount over $1 Billion                                           0.65%

(4) Currently, HIFSCO has voluntarily agreed to waive management fees until October 31, 2005. Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.50%.

(5) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.66%.

DIVIDEND AND GROWTH FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.75%
Next $500 Million                                                0.65%
Amount over $1 Billion                                           0.60%

HIGH YIELD FUND(6)

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.75%
Next $500 Million                                                0.65%
Next $4 Billion                                                  0.60%
Next $5 Billion                                                  0.58%
Amount over $10 Billion                                          0.57%

(6) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.60%.

TAX-FREE MINNESOTA FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $50 Million                                                0.72%
Next $4.95 Billion                                               0.70%
Next $5 Billion                                                  0.68%
Amount over $10 Billion                                          0.67%

ADVISERS FUND(7)

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.69%
Next $500 Million                                               0.625%
Amount over $1 Billion                                          0.575%

(7) Effective November 1, 2005, HIFSCO has reduced its management fee from 0.64% to 0.61%. In addition, effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.56%.

FLOATING RATE FUND(8)

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.65%
Next $4.5 Billion                                                0.60%
Next $5 Billion                                                  0.58%
Amount over $10 Billion                                          0.57%

(8) HIFSCO has voluntarily agreed to waive its management fees until April 29, 2006. While such waiver is in effect, the management fee is 0.00%.

TOTAL RETURN BOND FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.65%
Next $500 Million                                                0.55%
Next $4 Billion                                                  0.50%
Next $5 Billion                                                  0.48%
Amount over $10 Billion                                          0.47%

INCOME FUND AND INFLATION PLUS FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.60%
Next $4.5 Billion                                                0.55%
Next $5 Billion                                                  0.53%
Amount over $10 Billion                                          0.52%

SHORT DURATION FUND, TAX-FREE CALIFORNIA FUND AND TAX-FREE NEW YORK FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.55%
Next $4.5 Billion                                                0.50%
Next $5 Billion                                                  0.48%
Amount over $10 Billion                                          0.47%

MONEY MARKET FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.50%
Next $500 Million                                                0.45%
Next $4 Billion                                                  0.40%
Next $5 Billion                                                  0.38%
Amount over $10 Billion                                          0.37%

AGGRESSIVE GROWTH ALLOCATION FUND, GROWTH ALLOCATION FUND, BALANCED ALLOCATION FUND, CONSERVATIVE ALLOCATION FUND AND INCOME ALLOCATION FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.20%
Amount over $500 Million                                         0.15%

--------------------------------------------------------------------------------

     ii) As of November 1, 2005, under the heading "Management Fees", on page 134 of the Prospectus, the line item for "The Hartford Advisers Fund" in the chart showing investment management fees paid is replaced with the following:

     The Hartford Advisers Fund 0.64%*

* Effective November 1, 2005, HIFSCO has reduced its management fee from 0.64% to 0.61%.

--------------------------------------------------------------------------------

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.